Loans Due to Third Parties - Schedule of Loans Due to Third Parties (Details) - USD ($)		Dec. 31, 2025	Jun. 30, 2025
Schedule of Loans Due to Third Parties [Abstract]
New Promissory Notes	[1]	$ 1,625,000	$ 1,625,000
Loans due to third parties		$ 1,625,000	$ 1,625,000

[1]	As of the Closing Date, US$3,125,000 remained outstanding under Tristar’s promissory notes (the “Tristar Promissory Notes”), of which US$1,625,000 was held by third-party creditors and US$1,500,000 was held by Mr. Chunyi Hao, a related party (See note 8). In connection with the closing of the Business Combination, Tristar, the Company and the noteholders entered into a letter agreement, pursuant to which the Tristar Promissory Notes were forgiven by the noteholders in exchange for new promissory notes issued by the Company in the aggregate principal amount of $3,125,000 (the “New Promissory Notes”). The New Promissory Notes were unsecured, non-interest bearing and were due and payable on August 2, 2025. Under the terms of the New Promissory Notes, no penalty interest or default interest accrues upon non-payment at maturity. While the Company may be responsible for reasonable enforcement and collection costs, the New Promissory Notes do not provide for any additional monetary penalties upon default. As of the date of this report, no such enforcement or collection costs have been incurred. As of December 31, 2025, the outstanding aggregate principal of the New Promissory Notes held by third-party creditors was $1,625,000. As of the date of this report, the Group is engaged in negotiations with its creditors to work out arrangements for the overdue payments.